Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024	Apr. 30, 2025	Jul. 31, 2024
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 285,935	$ 280,672
ECL allowance	4,285	3,917	$ 4,191	$ 3,920
Net loans	581,644	558,292
Gross personal	47,259	46,681
Gross credit card	21,321	20,551
Gross business and government	231,414	214,305
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	171,982	166,645
Gross personal	18,288	16,772
Gross credit card	7,189	7,185
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	86,703	87,124
Gross personal	10,859	9,697
Gross credit card	457	502
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	13,853	13,967
Gross personal	8,668	11,872
Gross credit card	7,171	6,804
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	7,711	7,385
Gross personal	6,775	5,670
Gross credit card	5,785	5,365
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,502	1,568
Gross personal	1,633	1,567
Gross credit card	541	524
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,034	790
Gross personal	249	260
Gross business and government	1,752	1,628
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	3,150	3,193
Gross personal	787	843
Gross credit card	178	171
Gross business and government	243	245
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	115,021	102,531
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	110,772	106,131
Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,626	3,770
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	555	449
Net loans	285,380	280,223
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,078	942
Net loans	46,181	45,739
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	862	902
Net loans	20,459	19,649
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,790	1,624
Net loans	229,624	212,681
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	272,513	255,657
ECL allowance	992		844	684
Net loans	547,296	514,526
Gross personal	41,052	41,967
Gross credit card	19,321	18,507
Gross business and government	215,402	199,195
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	171,858	160,515
Gross personal	18,160	16,689
Gross credit card	7,189	7,185
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	85,698	81,198
Gross personal	10,582	9,685
Gross credit card	457	502
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	11,133	10,329
Gross personal	6,561	10,498
Gross credit card	6,781	6,800
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,065	851
Gross personal	4,280	3,848
Gross credit card	4,718	3,853
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6	7
Gross personal	747	465
Gross credit card	4	2
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,753	2,757
Gross personal	722	782
Gross credit card	172	165
Gross business and government	231	230
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	114,274	101,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	100,848	97,131
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	49	25
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	99	89
Net loans	272,414	255,568
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	230	221
Net loans	40,822	41,746
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	307	279
Net loans	19,014	18,228
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	356	211
Net loans	215,046	198,984
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	12,177	24,021
ECL allowance	2,341		2,443	2,407
Net loans	32,019	41,668
Gross personal	5,923	4,422
Gross credit card	2,000	2,044
Gross business and government	14,260	13,482
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	124	6,130
Gross personal	128	83
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,005	5,926
Gross personal	277	12
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,720	3,638
Gross personal	2,107	1,374
Gross credit card	390	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,646	6,534
Gross personal	2,495	1,822
Gross credit card	1,067	1,512
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,496	1,561
Gross personal	886	1,102
Gross credit card	537	522
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	186	232
Gross personal	30	29
Gross credit card	6	6
Gross business and government	12	15
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	747	722
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	9,924	9,000
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watchlist [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,577	3,745
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	158	126
Net loans	12,019	23,895
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	664	531
Net loans	5,259	3,891
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	555	623
Net loans	1,445	1,421
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	964	1,021
Net loans	13,296	12,461
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,245	994
Net loans	2,329	2,098
Gross personal	284	292
Gross business and government	1,752	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,034	790
Gross personal	249	260
Gross business and government	1,752	1,628
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	211	204
Gross personal	35	32
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	298	234
Net loans	947	760
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	184	190
Net loans	100	102
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	470	392
Net loans	1,282	$ 1,236
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 952		$ 904	$ 829